SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Blackstone / GSO Senior Floating Rate Term Fund

345 Park Avenue, 31st Floor

New York, New York 10154

(800) 831-5776

under the

Investment Company Act of 1940

Investment Company Act File No.  811-22393

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.                                      Title of the class of securities of Blackstone / GSO Senior Floating Rate Term Fund (the “Fund”) to be called or redeemed:

Series A Floating Rate Senior Secured Notes due 2020 (CUSIP # 09256U AA3)(the “Notes”).

Series A Floating Rate Cumulative Term Preferred Shares (CUSIP # 09256U 204)(the “Preferred Shares”).

2.                                      The date on which the securities are to be called or redeemed:

The Notes will be prepaid and the Preferred Shares will be redeemed on October 8, 2014.

3.                                      The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Notes are being prepaid pursuant to Section 8.2 of the Note Purchase Agreement, dated August 11, 2010.

The Preferred Shares are being redeemed pursuant to Section 3(a) of the Fund’s Supplement to its Amended and Restated Agreement and Declaration of Trust, dated August 11, 2010.

4.                                      The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will prepay all $96,000,000 aggregate principal amount of its outstanding Notes.

The Fund will redeem all 48,000 of its outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on it behalf by the undersigned on this 24th day of September, 2014.

BLACKSTONE / GSO SENIOR FLOATING RATE TERM FUND

By:	/s/ ERIC ROSENBERG
Name:	Eric Rosenberg
Title:	Chief Financial Officer and Treasurer